Offerings - Offering: 1	Dec. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	11,127,780
Proposed Maximum Offering Price per Unit	2.415
Maximum Aggregate Offering Price	$ 26,873,588.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,711.25
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), Rezolve AI plc (the “Company”) is also registering an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.